Income Taxes - Schedule of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Income Tax Expense (Benefit) [Abstract]
Current	$ 405	$ 462
Deferred	39	(6)
Income tax expense (benefit)	$ 366	$ 456